Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2021	$ 5,391
2022	4,597
2023	4,428
2024	4,323
2025	4,234
Years 2026 - 2030	19,646
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2021	1,392
2022	1,231
2023	1,159
2024	879
2025	832
Years 2026 - 2030	$ 3,651